Changes in Accumulated Other Comprehensive Income by Component	9 Months Ended
Sep. 30, 2013
Changes in Accumulated Other Comprehensive Income by Component
Changes in Accumulated Other Comprehensive Income by Component

8.              Changes in Accumulated Other Comprehensive Income by Component

The following table summarizes the changes in the Company’s AOCI by component for the nine months ended September 30, 2013.  All amounts are after tax.

	Fuel hedge	Interest rate swap	Unrealized holding gains on available-for-sale securities	Total
Balance as of December 31, 2012	$1,057	$(2,861)	$1,591	$(213)
Other comprehensive income before reclassifications	(546)	(222)	(410)	(1,178)
Amounts reclassified from accumulated other comprehensive income	(203)	929	(172)	554
Net current-period other comprehensive income	(749)	707	(582)	(624)
Balance as of September 30, 2013	$308	$(2,154)	$1,009	$(837)

The following table shows the line item on the Consolidated Statements of Operations affected by reclassifications out of AOCI.

	Amount reclassified from AOCI
	Quarter ended September 30,	Nine months ended September 30,	Affected line item on the
Details about AOCI components	2013	2013	Statement of Operations
Gains and losses on cash flow hedges
Fuel hedge	$106	$326	Operating expenses
Interest rate swap	(502)	(1,489)	Interest expense
	(396)	(1,163)	Total before tax
	149	437	Tax benefit
	$(247)	$(726)	Net of tax

Unrealized holding gains on available-for-sale securities	$158	$276	Realized gain on investments
	158	276	Total before tax
	(59)	(104)	Tax expense
	$99	$172	Net of tax